Subsidiaries - Disclosure of Disposal of Subsidiaries (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017 [1]	Dec. 31, 2016	Dec. 31, 2015
Assets deemed disposed of:
Property, plant and equipment	¥ 170,692	¥ 158,926
Other non-current assets	1,776	1,394	¥ 1,008
Cash and cash equivalents	6,928	6,826	¥ 4,152	¥ 4,560
Other current liabilities	(6,573)	(5,734)
Non-current liabilities	(2,036)	¥ 0
Xinjiang Civil Aviation Property Management Limited [member]
Assets deemed disposed of:
Property, plant and equipment	153
Other non-current assets	15
Trade and other receivables	5
Cash and cash equivalents	67
Other current assets	15
Trade and other payables	(32)
Other current liabilities	(48)
Non-current liabilities	(2)
Total net identifiable assets	173
Non-controlling interests in the former subsidiary	(83)
Gain on deemed disposal of subsidiary	90
Fair value of the remaining equity interests	180
Net gain on deemed disposal and losing control	90
Net cash outflow from the deemed disposal	¥ 67

[1]	The Group has initially applied IFRS 15 and IFRS 9 at January 1, 2018. Under the transition methods chosen, comparative information is not restated. See Note 2(b).